Short-term deposits	12 Months Ended
Dec. 31, 2020
Short-term deposits
Short-term deposits

7.    Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year.The term deposits balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	4,000,003	4,000,003	4,470,002	4,470,002
US$	864,000	6,027,437	640,000	4,175,937
Total		10,027,440		8,645,939